Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of the Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Ameriprise Financial 401(k) Plan (the “Plan”), which became effective October 1, 2005, is a defined contribution plan. Under the terms of the Plan, certain regular full-time and part-time employees of Ameriprise Financial, Inc. and its participating subsidiaries (the “Company”) can make contributions to the Plan and are eligible to receive Company contributions beginning with the pay period in which they complete 60 days of service.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The following is not a comprehensive description of the Plan, and therefore, does not include all situations and limitations covered by the Plan. Participants should refer to the Plan document for more complete information.
Recordkeeping and Trustee of Plan Assets
Alight Solutions is the Plan’s recordkeeper, including the self-directed brokerage account. Principal Bank is the Plan’s trustee. Beginning on March 2, 2026, the Plan’s trustee transitioned from Principal Bank to The Northern Trust Company. The Plan is administered by the Ameriprise Financial Employee Benefits Administration Committee (“EBAC”). The Ameriprise Financial 401(k) Investment Committee (“KIC”) selects and monitors the investment options offered to participants under the Plan and oversees matters related to Plan investments (excluding the Ameriprise Financial Stock Fund and investments selected by participants under the self-directed brokerage account). Members of the EBAC and KIC are appointed by fiduciaries as specified in the Plan.
Contributions
Elective Contributions
Each pay period, eligible participants may make pretax and/or Roth 401(k) contributions (up to 80% of eligible compensation), and after-tax contributions (up to 10% of eligible compensation) or a combination of any of the three, not to exceed 80% of their eligible compensation to the Plan through payroll deductions. The Internal Revenue Code of 1986, as amended (the “Code”), imposes a limitation on participants’ pretax and Roth contributions to plans that are qualified under Code Section 401(k) and other specified tax favored plans. This limit was $23,500 and $23,000 for 2025 and 2024, respectively for employees under age 50. For employees age 50 to 59 and 64 or older, the limit was $31,000 and $30,500 for 2025 and 2024, respectively. Starting January 1, 2025, for employees age 60 to 63, the limit was $34,750. The Plan complied with nondiscrimination requirements under the Code for both 2025 and 2024.
Fixed Match Contributions
The Company matches 100% of the first 5% of eligible compensation an employee contributes on a pretax and/or Roth 401(k) basis for each pay period. At the end of each year, the Company completes a fixed match true-up for qualifying participants to ensure the fixed match contribution provided by the Company is equal to the lesser of 5% of eligible compensation or the participants’ annual deferral rate average. Participants receiving a true-up contribution must be employed on the last business day of the Plan year or have terminated employment for specified reasons, generally due to retirement (at or after age 65), disability (as defined in the Plan), transfer to Franchise Advisor role or death.
The Company provides a Company Base Contribution of 2% of eligible compensation each pay period for certain employees not eligible to participate in the Ameriprise Financial Retirement Plan. The Company Base Contribution is invested based on the employee’s elections or a default fund if no elections are made and eligible employees are not required to elect to save their own money to receive this contribution. Fixed match contributions are included in Receivables - Employer Contributions on the Statements of Net Assets Available for Benefits.
Limit on Contributions
For purposes of the Plan, eligible compensation is a participant’s regular cash compensation up to $350,000 and $345,000 for 2025 and 2024, respectively, before tax deductions and certain other withholdings. Eligible compensation for all employees includes performance related cash bonuses, overtime, commissions and certain other amounts in addition to regular earnings.
Rollover Contributions
A rollover is a transfer to the Plan of a qualified distribution in accordance with the provisions of the Plan. Rollovers into the Plan are not eligible for Company match contributions.
Vesting
Participants are immediately vested in their pretax, Roth 401(k), after-tax, and rollover contributions and any income and appreciation on such contributions. Company contributions are vested on a five-year graded schedule of 20% per year of service with the Company or if the participant attains age 65 as an active employee, becomes disabled or deceased while employed.
Forfeitures
Forfeitures are transferred to a forfeiture account, which is maintained for the benefit of the Plan as a whole and is not attributable to any given participant. The Company, as plan sponsor and settlor of the plan’s trust fund, may direct the balance of the forfeiture account to offset future company contributions and any remaining funds can be used to pay plan expenses, or restore previously forfeited balances for rehires. At December 31, 2025 and 2024, the forfeiture account totaled $235,027 and $101,233, respectively. Forfeitures used totaled $3,067,880 and $3,204,251 for 2025 and 2024, respectively. Forfeitures generated for the plan years ended December 31, 2025 and 2024 were $3,201,674 and $3,271,762, respectively. Forfeitures are included in Investments at Fair Value on the Statements of Net Assets Available for Benefits.
Tax Status
As long as the Plan remains qualified and tax exempt, amounts invested in the Plan through participant and Company contributions and rollovers, as well as any income and appreciation on such amounts, are not subject to federal income tax until distributed to the participant. See Note 7 for additional information on the Plan’s tax status.
Distributions and Withdrawals
If employment ends, participants are eligible to receive a distribution of their vested account balance. Participants (or their beneficiaries) may elect to receive their accounts as a single lump-sum distribution in cash, whole shares of common stock, mutual fund shares held under the self-directed brokerage account, or a combination of cash and shares. Partial payments may be available to participants who meet certain requirements set forth in the Plan document. The Plan will pay out vested balances up to $7,000 as a lump sum payment within 60 days of termination of employment. Balances up to $1,000 will be paid directly to the participant and balances of $1,000 to $7,000 will be rolled over to a safe harbor individual retirement account. Terminated participants with balances greater than $7,000 can defer payment until the required minimum distribution age.
Participants may be eligible to request an in-service withdrawal of all or a portion of their vested account balance subject to limitations under the terms of the Plan and certain tax penalties imposed by the Code. Participants may elect to receive their withdrawal in cash, whole shares of common stock, mutual fund shares held under the self-directed brokerage account, or a combination of cash and shares.
Loan Program
Participants may borrow from their fund accounts a minimum of $500 and up to a maximum of the lesser of $50,000 or 50% of their vested account balance. The administrative loan origination fee of $75 per loan is paid by the participant and is deducted from the proceeds of the loan. Loan terms range up to 59 months unless the loan is used towards the purchase of a primary residence in which case the loan terms can range up to 359 months. The loans are secured by the balance in the participant’s account and bear a fixed interest rate of the prime rate as reported in the Wall Street Journal on the 15th of the month before the date the loan is originated. Principal and interest payments are deducted automatically from the participant’s pay each period.
If the participant’s employment with the Company ends for any reason, and their Plan loan is current, the Plan allows the participant to make repayment arrangements with the Plan’s Administrative Delegate before their loan would otherwise default. If so requested, upon the participant’s termination, the participant’s loan will be re-amortized to a monthly repayment schedule.
If the participant’s employment with the Company ends for any reason, and they have a Plan loan, they have the option to continue to make loan payments or pay off the loan in full within 90 days in order to prevent a default and acceleration due to non-payment. If the outstanding loan is not paid in full within 90 days from separation from service or an alternative arrangement is not made, the loan will automatically be foreclosed and the amount outstanding will be immediately deducted from the benefit payable to the plan participant from the Plan. The amount deducted will be treated as a distribution to that participant regardless of whether they elected to receive a distribution of their vested Plan account. Unless the outstanding loan amount was previously taxed as a “deemed distribution,” the participant will then be responsible for any income taxes on the amount of the outstanding loan balance and possibly a 10% additional Internal Revenue Service (“IRS”) penalty tax that applies to early distributions.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.